STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the stock option activity during the nine months ended September 30, 2024, is presented in the table below:

		Weighted average
	Number of options	Exercise price	Remaining contractual life (in years)	Intrinsic value
Outstanding as of January 1, 2024	2,050,197	$10.90	7.9	$36,363
Granted	438,250	1.93	9.4	-
Forfeited and cancelled	(625)	-	-	-
Outstanding as of September 30, 2024	2,487,822	$9.20	7.5	$-
Exercisable as of September 30, 2024	1,796,747	$11.80	7.0	$-
Vested and expected to vest as of September 30, 2024	2,487,822	$9.20	7.5	$-

A summary of the stock option activity during the year ended December 31, 2023, is presented in the table below:

		Weighted average
	Number of options	Exercise price	Remaining contractual life (in years)	Intrinsic value
Outstanding as of January 1, 2023	1,672,873	$13.01	8.5	$-
Granted	425,750	$1.70	-	$-
Forfeited and cancelled	(48,426)	$4.34	-	$-
Outstanding as of December 31, 2023	2,050,197	$10.90	7.9	$36,363
Exercisable as of December 31, 2023	1,184,749	$15.59	7.4	$-
Vested and expected to vest as of December 31, 2023	2,050,197	$10.90	7.9	$36,363

SCHEDULE OF STOCK BASED COMPENSATION EXPENSES

The following table summarizes the total stock-based compensation expense included in the condensed consolidated statements of operations for the periods presented:

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Research and development	$108,447	200,624	547,927	586,854
General and administrative	335,737	564,179	1,453,800	1,633,559
Total stock-based compensation expense	$444,184	764,803	2,001,727	2,220,413

	For the year ended December 31,
	2023	2022
Research and development	$792,273	$709,527
General and administrative	2,173,665	2,247,722
Total stock-based compensation expense	$2,965,938	$2,957,249

SCHEDULE OF WEIGHTED AVERAGE INPUTS USED TO MEASURE VALUE OF OPTIONS GRANTED
2024
Exercise price	$1.97
Expected term (in years)	5.8
Volatility	114.8%
Risk free rate	4.1%
Dividend yield	0%

	2023	2022
Exercise price	$1.70	$4.04
Expected term (in years)	5.8	5.8
Volatility	110.9%	106.6%
Risk free rate	3.7%	2.2%
Dividend yield	0.0%	0.0%

SCHEDULE OF EXERCISE PRICE OF OUTSTANDING STOCK OPTIONS

The following table presents the exercise price of outstanding stock options as of September 30, 2024:

Exercise price	Options outstanding
$0.01 - $8.00	1,461,499
$8.01 - $16.00	992,250
$16.00 or higher	34,073
Total	2,487,822

The following table presents the exercise price of outstanding stock options as of December 31, 2023:

Exercise price	Options outstanding
$0.01 - $8.00	1,023,249
$8.01 - $16.00	992,250
$16.01 or higher	34,698
Total	2,050,197